Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay C Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 74.6%
Long-Term Municipal Bonds – 74.6%
American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	$	235	$249,463

California – 60.1%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032		1,150	981,268
Bay Area Toll Authority Series 2021 4.17% (MUNIPSA + 0.30%), 04/01/2056(b)		2,000	1,951,034
4.28% (MUNIPSA + 0.41%), 04/01/2056(b)		2,000	1,943,672
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		1,000	1,077,406
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		2,500	2,644,554
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052		1,300	1,309,074
Series 2023 5.00%, 12/01/2053		2,130	2,263,390
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 02/01/2054		1,000	1,079,550
5.215% (SOFR + 1.63%), 07/01/2053(b)		1,200	1,200,002
5.255% (SOFR + 1.67%), 02/01/2054(b)		1,000	1,000,726
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		615	493,920
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)		595	434,734
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2027		2,000	2,086,444
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)		540	504,334

	Principal Amount (000)		U.S. $ Value

California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2035	$	1,850	$1,917,232
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2030		900	974,114
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 4.22% (MUNIPSA + 0.35%), 08/01/2047(b)		2,000	1,986,852
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(a)		4,305	4,300,282
8.00%, 01/01/2050(a)		370	376,786
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015-B 5.00%, 10/01/2026		1,000	1,041,388
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2028		1,700	1,805,224
5.00%, 06/30/2029		1,000	1,061,792
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029		2,140	2,103,486
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(a)		450	470,114
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)		1,000	1,054,612
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)		1,000	1,028,150
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)		600	587,654
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)		460	459,804
California State University Series 2020-D 1.49%, 11/01/2028		400	350,288
Series 2021-B 2.274%, 11/01/2034		2,000	1,582,348

	Principal Amount (000)		U.S. $ Value

California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2034(a)	$	375	$381,558
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)		1,000	997,916
Series 2018-A 5.00%, 12/01/2028(a)		500	521,606
California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group) Series 2018 5.00%, 01/01/2028		2,915	3,099,112
5.00%, 01/01/2029		2,790	2,971,648
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024(a)		40	40,142
5.00%, 07/01/2029(a)		215	219,814
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028		1,505	1,548,288
City of Los Angeles CA Series 2023 5.00%, 06/27/2024		1,000	1,010,062
City of Los Angeles Department of Airports Series 2016-A 5.00%, 05/15/2026 (Pre-refunded/ETM)		215	225,528
Series 2017-A 5.00%, 05/15/2030		3,585	3,798,928
Series 2018-D 5.00%, 05/15/2026		2,890	3,007,054
Series 2019 5.00%, 05/15/2031		485	529,950
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031		1,000	1,044,246
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031		305	315,374

	Principal Amount (000)		U.S. $ Value

City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2024	$	1,955	$1,959,584
Series 2014-B 5.00%, 03/01/2026		2,360	2,368,018
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)		110	91,524
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033		2,040	2,117,932
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2042		1,800	1,897,628
County of San Diego CA (County of San Diego CA COP) Series 2014-A 5.00%, 10/15/2027		1,250	1,272,006
5.00%, 10/15/2028		1,300	1,322,278
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		950	713,714
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)		500	391,388
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		1,000	762,672
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)		700	534,566
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(a)		930	820,410
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		500	400,622
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)		995	751,204

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	$	1,000	$798,278
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)		400	300,030
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)		1,000	713,514
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025		1,000	949,956
Los Angeles Department of Water & Power System Revenue Series 2020-B 5.00%, 07/01/2028		365	410,274
5.00%, 07/01/2029		455	524,124
Metropolitan Water District of Southern California Series 2021-D 4.01% (MUNIPSA + 0.14%), 07/01/2037(b)		1,000	998,542
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033		450	490,094
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2024		510	516,616
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2026		1,025	1,064,474
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2039		3,000	3,492,228
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 4.50%, 09/01/2037		1,000	1,016,954
5.00%, 09/01/2042		1,000	1,030,102
Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District) Series 2014-A 5.00%, 12/01/2029		2,000	2,015,908
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.348% (LIBOR 3 Month + 0.57%), 06/01/2039(b)		1,450	1,253,936

	Principal Amount (000)		U.S. $ Value

San Diego County Water Authority Series 2021-A 5.00%, 05/01/2024	$	500	$503,766
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	777,058
State of California Series 2023 6.00%, 03/01/2033		1,000	1,094,834
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2030		960	1,045,954
University of California Series 2023-B 4.693%, 05/15/2033		1,500	1,507,892
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2026		1,000	1,009,726
5.00%, 01/01/2028		1,800	1,817,328

			98,516,594

Colorado – 0.1%
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050		100	105,620

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 5.00%, 12/15/2026(a)		100	99,358
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2031		100	71,250

			170,608

Guam – 2.6%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027		200	182,262
3.489%, 10/01/2031		120	101,390
Guam Power Authority Series 2022-A 5.00%, 10/01/2028		1,000	1,073,082
Territory of Guam Series 2019 5.00%, 11/15/2031		75	78,188
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029		140	145,080
5.00%, 12/01/2030		225	232,781
5.00%, 12/01/2032		205	212,176

	Principal Amount (000)		U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	$	805	$820,704
Series 2015-D 5.00%, 11/15/2025		350	356,554
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040		1,000	1,037,946

			4,240,163

Illinois – 2.4%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2029		100	100,482
5.00%, 09/01/2033		100	99,614
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2030		1,400	1,494,688
State of Illinois Series 2014 5.00%, 05/01/2025		2,165	2,174,220

			3,869,004

Kentucky – 0.1%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2027		140	146,274
5.00%, 02/01/2031		100	107,092

			253,366

Michigan – 3.7%
City of Detroit MI Series 2018 5.00%, 04/01/2029		1,000	1,054,998
5.00%, 04/01/2030		600	632,842
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2025		2,175	2,182,360
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030		2,000	2,127,950

			5,998,150

Missouri – 0.1%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2027		100	102,349

Nevada – 0.2%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		330	313,462

	Principal Amount (000)		U.S. $ Value

Ohio – 0.3%
Ohio Air Quality Development Authority (Pratt Paper OH LLC) Series 2017 3.75%, 01/15/2028(a)	$	530	$524,909

Puerto Rico – 1.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		94	91,668
Zero Coupon, 07/01/2033		555	345,996
5.625%, 07/01/2027		750	793,138
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2041		190	185,498
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		600	609,304
5.00%, 07/01/2035(a)		250	252,344
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c) (d)		995	696,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		176	172,542

			3,146,990

Texas – 1.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		1,010	996,044
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026		1,675	1,752,908

			2,748,952

Washington – 0.6%
Kalispel Tribe of Indians Series 2018-A 5.00%, 01/01/2032(a)		990	1,022,513

Wisconsin – 0.6%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)		225	227,190
5.00%, 10/01/2026(a)		235	239,139
5.00%, 10/01/2027(a)		245	251,028

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2028(a)	$ 135	$139,008
5.00%, 10/01/2029(a)	100	103,164

		959,529

Total Municipal Obligations (cost $125,692,544)		122,221,672

	Shares

INVESTMENT COMPANIES – 14.0%
Funds and Investment Trusts – 14.0%(e)
iShares Core MSCI Emerging Markets ETF	127,830	6,465,642
SPDR S&P 500 ETF Trust	34,569	16,430,991

Total Investment Companies (cost $14,062,321)		22,896,633

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.6%
Agency CMBS – 0.6%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	$ 1,239	961,766

Non-Agency Fixed Rate CMBS – 4.0%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	2,080	2,115,082
Series 2021-1, Class A 3.50%, 11/20/2035	2,541	2,473,878
Series 2021-2, Class A 3.75%, 03/25/2035	1,943	1,919,988
Series 2021-2, Class X 0.841%, 03/25/2035(f)	972	48,236

		6,557,184

Total Commercial Mortgage-Backed Securities (cost $8,747,034)		7,518,950

GOVERNMENTS - TREASURIES – 1.5%
United States – 1.5%
U.S. Treasury Notes 2.625%, 02/15/2029(g) (h) (cost $2,772,099)	2,670	2,516,892

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Index Expiration: Nov 2024; Contracts: 1,180; Exercise Price: EUR 3,650.00; Counterparty: UBS AG(d)	EUR	4,307,000	$80,020
FTSE 100 Index Expiration: Dec 2024; Contracts: 250; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(d)	GBP	1,650,000	31,433
Nikkei 225 Index Expiration: Nov 2024; Contracts: 17,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(d)	JPY	459,000,000	69,629
S&P 500 Index Expiration: Dec 2024; Contracts: 9,200; Exercise Price: USD 3,950.00; Counterparty: UBS AG(d)	USD	36,340,000	662,916

Total Purchased Options - Puts (premiums paid $1,000,195)			843,998

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.352% (SOFR + 3.01%), 07/25/2024(b)		$20	20,552
Series 2015-C02, Class 1M2 9.452% (SOFR + 4.11%), 05/25/2025(b)		27	27,418

Total Collateralized Mortgage Obligations (cost $46,848)			47,970

	Shares

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(e) (i) (j) (cost $2,726,555)		2,726,555	2,726,555

Total Investments – 96.9% (cost $155,047,596)(k)			158,772,670
Other assets less liabilities – 3.1%			5,136,338

Net Assets – 100.0%			$163,909,008

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	191	March 2024	$9,579,119	$(100,855)
FTSE 100 Index Futures	4	March 2024	395,473	7,974
Hang Seng Index Futures	3	January 2024	329,103	8,754
MSCI Singapore IX ETS Futures	10	January 2024	217,996	7,678
Nikkei 225 (OSE) Futures	2	March 2024	474,468	3,251
OMXS 30 Index Futures	21	January 2024	499,960	10,647
Russell 2000 E-Mini Futures	29	March 2024	2,969,165	217,149
S&P 500 E-Mini Futures	104	March 2024	25,064,000	709,347
S&P Mid 400 E-Mini Futures	8	March 2024	2,247,600	115,332
TOPIX Index Futures	31	March 2024	5,201,844	25,252
U.S. T-Note 2 Yr (CBT) Futures	33	March 2024	6,795,164	69,607
U.S. T-Note 10 Yr (CBT) Futures	85	March 2024	9,595,703	334,140
U.S. Ultra Bond (CBT) Futures	23	March 2024	3,072,656	259,254
Sold Contracts
FTSE 100 Index Futures	5	March 2024	494,341	(10,976)
S&P/TSX 60 Index Futures	5	March 2024	958,756	(8,070)
SPI 200 Futures	12	March 2024	1,550,640	(19,066)

				$1,629,418

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	$2,529	EUR	2,378	01/10/2024	$97,023
Bank of America, NA	JPY	127,791	USD	895	01/12/2024	(12,178)
Bank of America, NA	GBP	1,312	USD	1,644	01/25/2024	(28,370)
Bank of America, NA	NOK	18,272	USD	1,744	02/16/2024	(56,240)
Bank of America, NA	USD	1,879	NOK	20,379	02/16/2024	128,559
Barclays Bank PLC	NZD	1,746	USD	1,073	01/11/2024	(31,075)
BNP Paribas SA	USD	1,858	CAD	2,517	01/10/2024	42,495
BNP Paribas SA	USD	806	EUR	731	01/10/2024	1,892
BNP Paribas SA	USD	1,101	NZD	1,890	01/11/2024	93,683
Deutsche Bank AG	USD	2,379	EUR	2,182	01/10/2024	30,156
Deutsche Bank AG	JPY	188,630	USD	1,274	01/12/2024	(65,055)
Deutsche Bank AG	CHF	1,934	USD	2,184	01/18/2024	(119,276)
Goldman Sachs Bank USA	EUR	753	USD	807	01/10/2024	(23,873)
Goldman Sachs Bank USA	USD	1,765	CAD	2,420	01/10/2024	61,431
Goldman Sachs Bank USA	USD	613	JPY	90,063	01/12/2024	26,099
Goldman Sachs Bank USA	USD	3,337	GBP	2,638	01/25/2024	26,401
HSBC Bank USA	USD	792	EUR	721	01/10/2024	4,646
JPMorgan Chase Bank, NA	EUR	1,170	USD	1,254	01/10/2024	(38,727)
JPMorgan Chase Bank, NA	JPY	76,702	USD	542	01/12/2024	(2,928)
Morgan Stanley & Co., LLC.	CAD	4,550	USD	3,379	01/10/2024	(55,663)
Morgan Stanley & Co., LLC.	USD	2,615	AUD	4,014	01/25/2024	122,108
Morgan Stanley & Co., LLC.	USD	1,375	GBP	1,107	01/25/2024	36,037
Morgan Stanley & Co., LLC.	CHF	1,061	USD	1,228	02/15/2024	(39,062)
State Street Bank & Trust Co.	CAD	526	USD	384	01/10/2024	(12,315)
State Street Bank & Trust Co.	EUR	99	USD	109	01/10/2024	(501)
State Street Bank & Trust Co.	USD	207	CAD	280	01/10/2024	3,820

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	489	EUR	461	01/10/2024	$19,929
State Street Bank & Trust Co.	USD	690	NZD	1,132	01/11/2024	25,928
State Street Bank & Trust Co.	USD	4,660	JPY	688,575	01/12/2024	229,279
State Street Bank & Trust Co.	USD	127	CHF	111	01/18/2024	4,828
State Street Bank & Trust Co.	AUD	432	USD	285	01/25/2024	(9,294)
State Street Bank & Trust Co.	USD	393	AUD	596	01/25/2024	13,646
State Street Bank & Trust Co.	USD	763	GBP	608	01/25/2024	11,755
State Street Bank & Trust Co.	SEK	7,214	USD	701	02/16/2024	(15,484)
UBS AG	CAD	1,894	USD	1,376	01/10/2024	(53,775)

						$415,899

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	3.56%	USD	3,762	$(224,816)	$(34,319)	$(190,497)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,700	01/15/2028	1.230%	CPI#	Maturity	$651,803	$—	$651,803
USD	1,575	01/15/2030	1.572%	CPI#	Maturity	262,112	—	262,112
USD	1,575	01/15/2030	1.587%	CPI#	Maturity	259,906	—	259,906
USD	240	01/15/2030	1.714%	CPI#	Maturity	36,741	—	36,741
USD	240	01/15/2030	1.731%	CPI#	Maturity	36,355	—	36,355
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	77,539	—	77,539
USD	1,180	01/15/2031	2.680%	CPI#	Maturity	82,413	—	82,413
USD	1,030	01/15/2031	2.989%	CPI#	Maturity	39,884	—	39,884

						$1,446,753	$—	$1,446,753

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,600	04/20/2028	1 Day SOFR	3.478%	Annual	$(25,911)	$—	$(25,911)
USD	5,900	04/30/2030	1 Day SOFR	3.075%	Annual	(220,720)	—	(220,720)
USD	1,400	04/30/2030	1 Day SOFR	3.411%	Annual	(21,681)	—	(21,681)
USD	1,010	04/30/2030	1 Day SOFR	3.500%	Annual	(9,592)	—	(9,592)
USD	3,400	07/31/2030	1 Day SOFR	4.616%	Annual	219,391	—	219,391
USD	2,600	07/31/2030	1 Day SOFR	3.806%	Annual	31,385	—	31,385
USD	2,100	07/31/2030	1 Day SOFR	3.897%	Annual	40,311	—	40,311
USD	1,600	07/31/2030	1 Day SOFR	4.016%	Annual	41,306	—	41,306
USD	2,600	11/01/2030	1 Day SOFR	4.518%	Annual	158,946	—	158,946
USD	14,000	03/31/2033	3.120%	1 Day SOFR	Annual	597,974	—	597,974

						$811,409	$—	$811,409

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	17	$(2,224)	$(1,554)	$(670)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	57	(7,391)	(6,664)	(727)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4	(480)	(420)	(60)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9	(1,202)	(848)	(354)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	47	(6,130)	(4,211)	(1,919)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	116	(15,084)	(13,102)	(1,982)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	118	(15,324)	(10,821)	(4,503)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(2,885)	(2,590)	(295)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50	USD	61	(7,872)	(5,253)	(2,619)

						$(58,592)	$(45,463)	$(13,129)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	5,000	10/23/2026	2.310%	CPI#	Maturity	$265,036	$—	$265,036
Barclays Bank PLC	USD	5,000	12/04/2027	2.170%	CPI#	Maturity	530,700	—	530,700
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	46,114	—	46,114
Citibank, NA	USD	3,000	07/20/2027	2.104%	CPI#	Maturity	345,368	—	345,368
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	521,086	—	521,086
JPMorgan Chase Bank, NA	USD	3,000	03/02/2024	2.175%	CPI#	Maturity	319,170	—	319,170
JPMorgan Chase Bank, NA	USD	2,500	07/20/2024	1.995%	CPI#	Maturity	291,665	—	291,665
JPMorgan Chase Bank, NA	USD	4,000	11/04/2026	2.015%	CPI#	Maturity	494,233	—	494,233
JPMorgan Chase Bank, NA	USD	7,000	12/27/2028	2.009%	CPI#	Maturity	845,819	—	845,819
JPMorgan Chase Bank, NA	USD	1,800	01/15/2030	3.493%	CPI#	Maturity	(5,921)	—	(5,921)
Morgan Stanley Capital Services LLC	USD	5,000	07/20/2032	2.158%	CPI#	Maturity	614,163	—	614,163

							$4,267,433	$—	$4,267,433

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,815	10/09/2029	1.125%	SIFMA*	Quarterly	$326,549	$—	$326,549

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,108	03/15/2024	$(871)
Swiss Market Index Futures	0.00%	Maturity	CHF	111	03/15/2024	(1,927)

						$(2,798)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $23,176,274 or 14.1% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(c)	Defaulted.
(d)	Non-income producing security.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	IO - Interest Only.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,851,129 and gross unrealized depreciation of investments was $(7,480,481), resulting in net unrealized appreciation of $12,370,648.

As of December 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.2% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$122,221,672	$—	$122,221,672
Investment Companies	22,896,633	—	—	22,896,633
Commercial Mortgage-Backed Securities	—	7,518,950	—	7,518,950
Governments - Treasuries	—	2,516,892	—	2,516,892
Purchased Options - Puts	—	843,998	—	843,998
Collateralized Mortgage Obligations	—	47,970	—	47,970
Short-Term Investments	2,726,555	—	—	2,726,555

Total Investments in Securities	25,623,188	133,149,482	—	158,772,670
Other Financial Instruments(a):
Assets:
Futures	1,768,385	—	—	1,768,385
Forward Currency Exchange Contracts	—	979,715	—	979,715
Centrally Cleared Inflation (CPI) Swaps	—	1,446,753	—	1,446,753
Centrally Cleared Interest Rate Swaps	—	1,089,313	—	1,089,313
Inflation (CPI) Swaps	—	4,273,354	—	4,273,354
Interest Rate Swaps	—	326,549	—	326,549

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Futures	$(138,967)	$—	$—	$(138,967)
Forward Currency Exchange Contracts	—	(563,816)	—	(563,816)
Centrally Cleared Credit Default Swaps	—	(224,816)	—	(224,816)
Centrally Cleared Interest Rate Swaps	—	(277,904)	—	(277,904)
Credit Default Swaps	—	(58,592)	—	(58,592)
Inflation (CPI) Swaps	—	(5,921)	—	(5,921)
Total Return Swaps	—	(2,798)	—	(2,798)

Total	$27,252,606	$140,131,319	$—	$167,383,925

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2023 is as follows:

Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$11,322	$8,395	$16,990	$2,727	$39